American Funds® Global Insight Fund
Investment portfolio
July 31, 2025
unaudited

Common stocks 95.73% Industrials 21.12%	Shares	Value (000)
Safran SA	1,261,849	$415,535
General Electric Co.	1,302,172	352,993
GE Vernova, Inc.	522,116	344,748
Rolls-Royce Holdings PLC	22,953,007	323,761
Northrop Grumman Corp.	324,332	187,013
Airbus SE, non-registered shares	761,017	152,387
Ingersoll-Rand, Inc.	1,586,977	134,306
HEICO Corp.	277,135	90,568
HEICO Corp., Class A	122,045	31,498
DSV A/S	512,264	113,946
ABB, Ltd.	1,585,865	103,771
Epiroc AB, Class A	4,636,640	93,932
Ryanair Holdings PLC (ADR)	1,370,325	85,330
Wolters Kluwer NV	546,451	85,012
ITT, Inc.	457,255	77,715
Rheinmetall AG, non-registered shares	39,465	77,598
RTX Corp.	439,162	69,199
Armstrong World Industries, Inc.	366,430	68,951
SMC Corp.	182,900	64,482
RELX PLC	1,168,436	60,563
FedEx Corp.	260,989	58,329
United Rentals, Inc.	63,733	56,272
Paychex, Inc.	384,552	55,502
Carrier Global Corp.	759,401	52,110
TransDigm Group, Inc.	28,745	46,235
Lennox International, Inc.	75,386	45,910
BAE Systems PLC	1,861,206	44,301
AMETEK, Inc.	232,278	42,937
MTU Aero Engines AG	96,407	41,468
Axon Enterprise, Inc. (a)	54,140	40,902
Mitsubishi Corp.	2,051,600	40,350
ITOCHU Corp.	721,000	37,972
Canadian National Railway Co. (CAD denominated)	395,089	36,891
CSX Corp.	977,763	34,750
Honeywell International, Inc.	134,636	29,936
Saia, Inc. (a)	96,112	29,049
Recruit Holdings Co., Ltd.	488,200	28,965
Watsco, Inc.	55,396	24,977
Bombardier, Inc., Class B (a)	115,571	13,476
Daikin Industries, Ltd.	99,500	12,325
Norfolk Southern Corp.	32,834	9,128
		3,715,093
American Funds Global Insight Fund — Page 1 of 8

unaudited
Common stocks (continued) Information technology 19.98%	Shares	Value (000)
Microsoft Corp.	1,286,422	$686,306
Broadcom, Inc.	2,280,033	669,646
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,570,852	379,549
Apple, Inc.	1,588,266	329,676
SAP SE	967,003	276,808
ASML Holding NV	301,750	209,386
Fujitsu, Ltd.	6,391,100	138,957
NVIDIA Corp.	594,188	105,688
Keyence Corp.	249,860	90,337
TDK Corp.	6,970,075	84,802
KLA Corp.	92,725	81,508
Salesforce, Inc.	309,187	79,872
SK hynix, Inc. (GDR)	299,941	58,167
ServiceNow, Inc. (a)	49,725	46,897
Nomura Research Institute, Ltd.	1,128,300	44,705
Applied Materials, Inc.	248,217	44,694
Accenture PLC, Class A	151,458	40,454
Infineon Technologies AG	797,959	31,525
Micron Technology, Inc.	207,085	22,601
Analog Devices, Inc.	91,577	20,571
Texas Instruments, Inc.	113,430	20,538
Atlassian Corp., Class A (a)	92,224	17,687
Globant SA (a)	199,306	16,794
Constellation Software, Inc.	2,782	9,598
MicroStrategy, Inc., Class A (a)	18,789	7,551
		3,514,317
Financials 15.71%
JPMorgan Chase & Co.	1,210,831	358,697
DBS Group Holdings, Ltd.	5,257,935	192,992
Mastercard, Inc., Class A	320,243	181,408
Deutsche Bank AG	4,856,284	160,366
London Stock Exchange Group PLC	1,303,183	158,959
Marsh & McLennan Cos., Inc.	708,909	141,215
Visa, Inc., Class A	402,403	139,018
UniCredit SpA	1,849,064	136,037
AIA Group, Ltd.	12,821,278	119,962
Standard Chartered PLC	6,616,035	118,497
Munchener Ruckversicherungs-Gesellschaft AG	169,668	111,467
Hong Kong Exchanges and Clearing, Ltd.	1,899,900	103,414
Aon PLC, Class A	231,970	82,514
NatWest Group PLC	11,431,663	79,352
S&P Global, Inc.	142,766	78,678
Skandinaviska Enskilda Banken AB, Class A	4,248,958	74,192
Euronext NV	398,365	64,182
Arch Capital Group, Ltd.	685,297	58,977
Arthur J. Gallagher & Co.	188,539	54,158
Deutsche Boerse AG	181,470	52,543
Partners Group Holding AG	37,045	49,676
Chubb, Ltd.	135,606	36,077
KKR & Co., Inc.	235,487	34,518
CME Group, Inc., Class A	121,754	33,882
Truist Financial Corp.	673,008	29,417
Progressive Corp.	93,522	22,636
Blackstone, Inc.	121,637	21,038
American Funds Global Insight Fund — Page 2 of 8

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Intact Financial Corp.	83,501	$17,259
Jack Henry & Associates, Inc.	98,719	16,764
Brookfield Asset Management, Ltd., Class A	186,417	11,496
ICICI Bank, Ltd. (ADR)	309,432	10,428
Tradeweb Markets, Inc., Class A	66,303	9,186
T&D Holdings, Inc.	178,900	4,359
		2,763,364
Consumer discretionary 8.27%
Amazon.com, Inc. (a)	888,606	208,032
Royal Caribbean Cruises, Ltd.	601,842	191,308
Hilton Worldwide Holdings, Inc.	426,599	114,363
Amadeus IT Group SA, Class A, non-registered shares	1,207,736	96,951
MercadoLibre, Inc. (a)	40,150	95,312
Industria de Diseno Textil SA	1,721,560	82,304
Aristocrat Leisure, Ltd.	1,357,957	60,564
Sony Group Corp.	2,382,300	57,653
LVMH Moet Hennessy-Louis Vuitton SE	105,850	56,914
Aramark	1,294,314	55,086
Chipotle Mexican Grill, Inc. (a)	1,135,112	48,674
Hermes International	18,759	45,829
Tractor Supply Co.	801,605	45,651
Ferrari NV (EUR denominated)	95,731	41,879
Norwegian Cruise Line Holdings, Ltd. (a)	1,501,708	38,384
Flutter Entertainment PLC (a)	122,135	36,917
Marriott International, Inc., Class A	137,382	36,245
Kering SA	129,582	31,905
NIKE, Inc., Class B	326,688	24,400
YUM! Brands, Inc.	131,839	19,005
Alibaba Group Holding, Ltd.	1,198,800	17,683
Evolution AB	194,895	17,316
B&M European Value Retail SA	5,147,945	15,219
BYD Co., Ltd., Class H	598,500	8,804
H World Group, Ltd.	2,615,100	8,151
		1,454,549
Health care 7.73%
AstraZeneca PLC	1,745,523	254,588
Abbott Laboratories	1,346,197	169,877
Novo Nordisk AS, Class B	3,314,722	153,002
EssilorLuxottica SA	393,259	116,653
Amgen, Inc.	390,883	115,349
BeOne Medicines, Ltd. (ADR) (a)	204,272	61,512
Eli Lilly and Co.	68,903	50,993
Vertex Pharmaceuticals, Inc. (a)	110,204	50,349
Danaher Corp.	221,779	43,726
HOYA Corp.	338,300	42,760
Chugai Pharmaceutical Co., Ltd.	866,500	42,225
UnitedHealth Group, Inc.	167,357	41,766
AbbVie, Inc.	191,462	36,190
Terumo Corp.	2,064,500	34,906
Bristol-Myers Squibb Co.	792,557	34,326
Daiichi Sankyo Co., Ltd.	1,165,900	28,576
Regeneron Pharmaceuticals, Inc.	47,099	25,691
Mettler-Toledo International, Inc. (a)	20,481	25,267
American Funds Global Insight Fund — Page 3 of 8

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Straumann Holding AG	168,487	$20,387
Merck & Co., Inc.	132,169	10,325
		1,358,468
Communication services 7.57%
Alphabet, Inc., Class A	1,552,486	297,922
Alphabet, Inc., Class C	846,462	163,249
Meta Platforms, Inc., Class A	313,299	242,318
Electronic Arts, Inc.	682,641	104,096
Nintendo Co., Ltd.	1,127,300	94,086
ROBLOX Corp., Class A (a)	514,891	70,947
Koninklijke KPN NV	13,882,972	62,055
Netflix, Inc. (a)	53,264	61,754
Tencent Holdings, Ltd.	782,400	54,847
America Movil, SAB de CV, Class B (ADR)	2,603,625	47,047
T-Mobile US, Inc.	165,566	39,473
Swisscom AG (a)	50,319	35,009
Charter Communications, Inc., Class A (a)	103,011	27,747
Comcast Corp., Class A	754,002	25,055
Singapore Telecommunications, Ltd.	1,680,000	5,009
		1,330,614
Consumer staples 5.15%
Philip Morris International, Inc.	1,170,712	192,055
Danone SA	1,827,292	149,889
L’Oreal SA, non-registered shares	232,884	103,181
Nestle SA	859,295	74,939
Anheuser-Busch InBev SA/NV	1,210,068	70,022
Costco Wholesale Corp.	53,192	49,981
Mondelez International, Inc., Class A	641,487	41,498
Imperial Brands PLC	942,116	36,727
Hershey Co.	187,784	34,952
Carlsberg A/S, Class B	271,897	33,931
Keurig Dr Pepper, Inc.	788,414	25,742
Constellation Brands, Inc., Class A	129,941	21,705
General Mills, Inc.	441,611	21,630
British American Tobacco PLC	403,367	21,592
Pernod Ricard SA	178,642	18,368
Coca-Cola Co.	140,872	9,564
		905,776
Utilities 4.45%
Constellation Energy Corp.	462,127	160,746
Engie SA	6,324,398	142,097
RWE AG	2,438,129	100,024
Atmos Energy Corp.	608,187	94,828
CenterPoint Energy, Inc.	1,777,811	69,015
Sempra	694,372	56,716
Iberdrola SA, non-registered shares	2,215,915	38,895
Entergy Corp.	390,408	35,305
CMS Energy Corp.	467,215	34,480
SSE PLC	1,305,558	31,812
AES Corp.	1,409,879	18,540
		782,458
American Funds Global Insight Fund — Page 4 of 8

unaudited
Common stocks (continued) Energy 2.69%	Shares	Value (000)
TotalEnergies SE	3,112,721	$184,962
TC Energy Corp. (CAD denominated)	1,446,046	69,046
Exxon Mobil Corp.	549,629	61,360
EQT Corp.	1,093,613	58,782
BP PLC	9,203,455	49,315
South Bow Corp.	1,072,435	28,165
ConocoPhillips	228,988	21,832
		473,462
Materials 2.45%
Air Liquide SA	542,278	106,740
Linde PLC	145,564	66,997
Shin-Etsu Chemical Co., Ltd.	2,245,000	64,766
Freeport-McMoRan, Inc.	1,281,679	51,575
Sika AG	203,337	47,955
Givaudan SA	6,153	25,713
Sherwin-Williams Co.	76,650	25,362
Air Products and Chemicals, Inc.	75,395	21,705
International Paper Co.	439,835	20,558
		431,371
Real estate 0.61%
Welltower, Inc. REIT	465,465	76,834
Link REIT	5,459,869	30,375
		107,209
Total common stocks (cost: $12,047,712,000)		16,836,681
Short-term securities 4.58% Money market investments 4.58%
Capital Group Central Cash Fund 4.33% (b)(c)	8,059,398	805,859
Total short-term securities (cost: $805,889,000)		805,859
Total investment securities 100.31% (cost: $12,853,601,000)		17,642,540
Other assets less liabilities (0.31)%		(53,674)
Net assets 100.00%		$17,588,866
Investments in affiliates (c)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2025 (000)	Dividend or interest income (000)
Short-term securities 4.58%
Money market investments 4.58%
Capital Group Central Cash Fund 4.33% (b)	$68,115	$2,231,979	$1,494,071	$(147)	$(17)	$805,859	$20,269

(a)	Security did not produce income during the last 12 months.
(b)	Rate represents the seven-day yield at 7/31/2025.
(c)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Global Insight Fund — Page 5 of 8

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
American Funds Global Insight Fund — Page 6 of 8

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of July 31, 2025, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$2,018,725	$1,696,368	$—	$3,715,093
Information technology	2,579,630	934,687	—	3,514,317
Financials	1,337,366	1,425,998	—	2,763,364
Consumer discretionary	913,377	541,172	—	1,454,549
Health care	665,371	693,097	—	1,358,468
Communication services	1,079,608	251,006	—	1,330,614
Consumer staples	397,127	508,649	—	905,776
Utilities	469,630	312,828	—	782,458
Energy	239,185	234,277	—	473,462
Materials	186,197	245,174	—	431,371
Real estate	76,834	30,375	—	107,209
Short-term securities	805,859	—	—	805,859
Total	$10,768,909	$6,873,631	$—	$17,642,540

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
GDR = Global Depositary Receipts
REIT = Real Estate Investment Trust
American Funds Global Insight Fund — Page 7 of 8

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP3-122-0925
American Funds Global Insight Fund — Page 8 of 8